INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets And Liabilities [Line Items]
Non-capital loss carryforwards		$ 413,959
Capital losses		0
Equipment and furniture		2,008
Others		(1,286)
Deferred tax assets not previously recognized		414,681
Valuation allowance		(414,681)
Net deferred tax assets		$ 0